Note 9 - Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9
.
Share-based
Compensation

2016
Omnibus Incentive Plan

The Sun BioPharma, Inc.
2016
Omnibus Incentive Plan (the
“2016
Plan”) was adopted by our Board of Directors in
March 2016
and approved by our stockholders at our annual meeting of stockholders on
May 17, 2016.
The
2016
Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employees, directors and consultants. We grant options to purchase shares of common stock under the
2016
Plan at
no
less than the fair market value of the underlying common stock as of the date of grant. Options granted under the Plan have a maximum term of ten
years. Under the Plan, a total of
15,000,000
 shares of common stock are reserved for issuance. As of
June 30, 2017,
options to purchase
3,896,000
shares of common stock were outstanding under the
2016
Plan.

2011
Stock Option Plan

The Sun BioPharma, Inc.
2011
Stock Option Plan (the
“2011
Plan”) was terminated in conjunction with stockholder approval of the
2016
Plan, although awards outstanding under the
2011
Plan will remain outstanding in accordance with and pursuant to the terms thereof. Options granted under the
2011
Plan have a maximum term of
ten
years and generally vest over
zero
to
two
years for employees. As of
June 30, 2017,
options to purchase
2,943,600
shares of common stock remained outstanding under the
2011
Plan.

Share-based compensation expense for each of the periods presented is as follows (in thousands):

	Six months Ended
	June 30, 2017	June 30, 2016
Research and development	$178	$—
General and administrative	846	—
Total share-based compensation	$1,024	$—

A summary of option activity is as follows:

	Shares Available for Grant	Shares Underlying Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balances at December 31, 2016	11,144,000	7,019,600	$0.95	$3,896,235
Granted	(40,000)	40,000	1.01
Exercised	—	(220,000)	0.13
Cancelled	—	—	—
Balances at June 30, 2017	11,104,000	6,839,600	$0.98	$4,942,745

Information about stock options outstanding, vested and expected to vest as of
June 30, 2017,
is as follows:

			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
				Weighted Average			Weighted Average
				Remaining	Weighted		Remaining
Per Share				Contractual	Average	Options	Contractual
Exercise Price			Shares	Life (Years)	Exercise Price	Exercisable	Life (Years)
$0.09	–	0.11	383,600	5.34	$0.10	383,600	5.34
0.23	–	0.25	420,000	6.62	0.25	420,000	6.62
	0.32		2,140,000	7.68	0.32	2,140,000	7.68
	1.01		40,000	4.53	1.01	—	—
	1.51		3,856,000	9.01	1.51	1,798,000	9.35
			6,839,600	8.26	$0.98	4,741,600	8.03

As of
June 30, 2017
total compensation expense related to unvested employee stock options not
yet recognized was
$1.3
million, which is expected to be allocated to expenses over a weighted-average period of approximately
1.5
years.

Nonemployee
share-based
compensation

We account for stock options granted to nonemployees in accordance with FASB ASC
505.
In connection with stock options granted to nonemployees, we recorded
$401,000
and
$0
for nonemployee share-based compensation during the
six
months ended
June 30, 2017
and
2016,
respectively. These amounts were based upon the fair values of the vested portion of the grants. Amounts expensed during the remaining vesting period will be determined based on the fair value at the time of vesting.

The estimated fair values of the stock options issued to employees and non-employees were calculated using the Black-Scholes valuation model, based on the following assumptions for the six
months ended
June 30, 2017
and
2016:

	2017			2016
Common stock fair value	$1.01	–	$2.98	n/a
Risk-free interest rate	1.43%	-	1.93%	n/a
Expected dividend yield		0%		n/a
Expected option life (years)	2.50	-	5.0	n/a
Expected stock price volatility	75.0	–	78.0%	n/a

9
.
Stock-Based
Compensation

2016
Omnibus Incentive Plan

The Sun BioPharma, Inc.
2016
Omnibus Incentive Plan (the
“2016
Plan”) was adopted by our Board of Directors in
March 2016
and approved by our stockholders at our annual meeting of stockholders on
May 17, 2016.
The
2016
Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employees, directors and consultants. We grant options to purchase shares of common stock under the
2016
Plan at
no
less than the fair market value of the underlying common stock as of the date of grant. Options granted under the Plan have a maximum term of ten
years. Under the Plan, a total of
15,000,000
 shares of common stock are reserved for issuance. As of
December 31, 2016,
options to purchase
3,856,000
shares of common stock were outstanding under the
2016
Plan.

2011
Stock Option Plan

The Sun BioPharma, Inc.
2011
Stock Option Plan (the
“2011
Plan”) was adopted by our Board of Directors in
September 2011
and approved by our stockholders in
January 2012.
In conjunction with stockholder approval of the
2016
Plan, the Board terminated the
2011
Plan, although awards outstanding under the
2011
Plan will remain outstanding in accordance with and pursuant to the terms thereof. Options granted under the
2011
Plan have a maximum term of
ten
years and generally vest over
zero
to
two
years for employees. As of
December 31, 2016,
options to purchase
3,163,600
shares of common stock remained outstanding under the
2011
Plan.

We recognize stock-based compensation based on the value of the portion of awards that are ultimately expected to vest. Guidance requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of a surrendered option. We re-evaluate this estimate periodically and adjust the forfeiture rate on a prospective basis as necessary. Ultimately, the actual expense recognized over the vesting period will only be for those shares that actually vest.

A summary of option activity is as follows:

	Shares Underlying Options	Weighted Average Exercise Price Per Share
Options outstanding at December 31, 2014	5,487,752	$0.24
Granted	5,340,000	0.32
Exercised	(2,590,536)	0.20
Cancelled	(4,773,616)	0.22
Forfeitures	—	—
Options outstanding at December 31, 2015	3,463,600	$0.27
Granted	3,856,000	1.51
Exercised	—	—
Cancelled	(300,000)	0.32
Forfeitures	—	—
Options outstanding at December 31, 2016	7,019,600	$0.95

Options exercisable at December 31, 2016	4,035,600	$0.54

A summary of the status of our unvested shares during the year ended and as of
December 31, 2016
is as follows:

	Shares Under Option	Weighted Average Grant-Date Fair Value
Unvested at December 31, 2015	—	$—
Granted	3,856,000	0.95
Vested	(872,000)	0.95
Forfeitures	—	—
Unvested at December 31, 2016	2,984,000	$0.95

Information about stock options outstanding, vested and expected to vest as of
December
31,
2016,
is as follows:

			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
				Weighted Average			Weighted Average
				Remaining	Weighted		Remaining
Per Share				Contractual	Average	Options	Contractual
Exercise Price			Shares	Life (Years)	Exercise Price	Exercisable	Life (Years)
$ 0.09	–	0.11	563,600	5.85	$0.10	563,600	5.85
0.23	–	0.25	460,000	7.11	0.25	460,000	7.11
	0.32		2,140,000	8.17	0.32	2,140,000	8.17
	1.51		3,856,000	9.51	1.51	872,000	9.75
			7,019,600	8.07	$0.95	4,035,600	8.07

The cumulative grant date fair value of employee options vested during the years ended
December
31,
2016
and
2015
was
$336,000
and
$933,000,
respectively. Total proceeds received for options exercised during the years ended
December
31,
2016
and
2015
were
$0
and
$693,000,
respectively. On an aggregated basis, as of
December 31, 2016,
the intrinsic value of our total outstanding options and outstanding options which are exercisable was
$3.9
million.

As of
December 31, 2016
and
2015,
total compensation expense related to unvested employee stock options not
yet recognized was
$1.9
million and
$0,
respectively, which is expected to be allocated to expenses over a weighted-average period of
1.95
and
0
years, respectively.

The assumptions used in calculating the fair value under the Black-Scholes option valuation model are set forth in the following table for options issued by the Company for the years ended
December 31, 2016
and
2015:

	2016			2015
Common stock fair value		$1.51			$0.32
Risk-free interest rate	1.56%	-	2.04%	1.57%	-	1.61%
Expected dividend yield		0%			0%
Expected option life (years)	3.5	-	5.75		5.0
Expected stock price volatility		75.0%		62.60%	–	64.59%

Nonemployee
s
tock-
b
ased
c
ompensation

We account for stock options granted to nonemployees in accordance with FASB ASC
505.
In connection with stock options granted to nonemployees, we recorded
$557,000
and
$70,000
for nonemployee stock-based compensation during the years ended
December
31,
2016
and
2015,
respectively. These amounts were based upon the fair values of the vested portion of the grants. Amounts expensed during the remaining vesting period will be determined based on the fair value at the time of vesting.

Stock-
b
ased
p
ayments

In the
first
quarter of
2016,
our Board of Directors authorized the issuance of
37,500
shares of our common stock to
two
vendors who agreed to provide services to the Company upon terms that provided for a portion of their consideration to be paid in shares of our common stock. The fair value of each share of common stock was determined by our Board of Directors, and accordingly, we recorded a charge of
$75,000.

In the
first
quarter of
2015,
our Board of Directors authorized the issuance of
132,964
shares of our common stock to
two
vendors who agreed to provide services to the Company upon terms that provided for a portion of their consideration to be paid in shares of our common stock. The fair value of each share of common stock was determined by our Board of Directors, and accordingly, we recorded an expense of
$42,000.